Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2018
RelatedPartyTransactionsLineItems [Line Items]
Schedule of Related Party Balances and Transactions

The components of transactions to related parties is as follows:

	December 31	December 31
Payables to related parties	2018	2017
Hunter Dickinson Services Inc. (b)	$401	$540
Key management personnel (a)	104	93
RSU liability	80	419
Total payables to related parties	$585	$1,052

(a)	Transactions and Balances with Key Management Personnel (“KMP”)

(b)	Transactions and Balances with other Related Parties

Key Management Personnel [Member]
RelatedPartyTransactionsLineItems [Line Items]
Schedule of Outstanding Balances

Transactions	2018	2017
Compensation
Amounts paid and payable to HDSI for services of KMP employed by HDSI [1]	$2,595	$3,306
Amounts paid and payable to KMP [2]	3,991	2,438
Bonuses paid to KMP [3]	1,430	1,660
	8,016	7,404
Share-based compensation [4]	3,681	4,650
Total compensation	$11,697	$12,054

Notes to previous table:

1.	The Group’s CEO, CFO, Board Chair and senior management, other than disclosed in note 2 below, are employed by the Group through Hunter Dickinson Services Inc. (“HDSI”) (refer (b)).

2.	Represents short-term employee benefits, including director’s fees paid to the Group’s independent directors, and salaries paid and payable to the PLP CEO, PMC Chair and PLP EVP, SVPs, VP and Chief of Staff. The SVP Engineering is employed by the Group through a wholly-owned US subsidiary of HDSI (“HDUS”). The Group reimburses HDUS for costs incurred.

3.	In 2018 incentive bonuses were paid to the EVP, Environment and Sustainability, VP, Corporate Communications, SVP, Engineering and VP Permitting and a performance bonus was paid to the PLP CEO for the 2017 fiscal year. In 2017, the PLP CEO was paid performance bonuses for the 2016 and 2015 fiscal years respectively.

4.	Includes cost of RSUs and share purchase options issued and / or vesting during the respective periods.

Hunter Dickinson Services Inc. [Member]
RelatedPartyTransactionsLineItems [Line Items]
Schedule of Outstanding Balances

For the year ended December 31, 2018, and 2017, the aggregate value of transactions were as follows:

Transactions	2018	2017
Services rendered by HDSI:	$5,636	$5,219
Technical	2,683	2,329
Engineering	1,199	741
Environmental	706	736
Socioeconomic	462	699
Other technical services	316	153
General and administrative	2,953	2,890
Management, corporate communications, secretarial, financial and administration	2,326	2,225
Shareholder communication	627	665
Reimbursement of third party expenses	891	658
Conferences and travel	502	309
Insurance	70	62
Office supplies and information technology	319	287

Total value of transactions	$6,527	$5,877